Additional Information (Tables)	12 Months Ended
Dec. 31, 2013
Additional Information [Abstract]
Schedule of Additional Information
Additional Information:

	For the Years Ended December 31,
(in millions)	2013	2012	2011
Research and development expense	$449	$415	$413
Advertising expense	$435	$483	$464
Interest expense	$1,104	$1,007	$934
Interest income	(131)	(148)	(134)
Interest expense, net	$973	$859	$800
Rent expense	$334	$318	$308

Minimum Rental Commitments under Non-Cancelable Operating Leases	Minimum rental commitments under non-cancelable operating leases in effect at December 31, 2013, were as follows:

(in millions)
2014	$218
2015	160
2016	124
2017	81
2018	52
Thereafter	211
$846